Segment reporting - Noncurrent assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 275,111	$ 207,368	$ 67,540
NETHERLANDS
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets		1	1
BELGIUM
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	268,733	200,125	63,785
UNITED STATES
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	3,138	4,751	3,435
JAPAN
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	3,232	$ 2,491	$ 319
SWITZERLAND
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 8